CAPITAL MANAGEMENT (Details) - USD ($) $ in Thousands				1 Months Ended	12 Months Ended
	Nov. 12, 2021	Oct. 15, 2021	May 20, 2020	Dec. 31, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of objectives, policies and processes for managing capital [line items]
Cash and cash equivalents				$ 47,692	$ 47,692	$ 63,396	$ 36,970
Net working capital				200	200
Current portion of non-current borrowings				42,614	$ 42,614	$ 30,933
At-the-Market Offering Agreement
Disclosure of objectives, policies and processes for managing capital [line items]
Purchase price		$ 25,000
Number of shares issued	88,461,538		40,250,000
Gross proceeds from issue of shares	$ 23,000		$ 16,100
Share price	0.26%		0.40%
Proceeds from issuing shares	$ 21,400		$ 14,700	$ 100
At-the-Market Offering Agreement | Ordinary shares [member]
Disclosure of objectives, policies and processes for managing capital [line items]
Number of shares issued				175,827	175,827
Prior Period At-the-Market Offering Agreement
Disclosure of objectives, policies and processes for managing capital [line items]
Purchase price		25,000
Number of shares issued	88,461,538
Gross proceeds from issue of shares	$ 21,400
Share price	0.26%
Percentage of commission paid on gross proceeds	6.00%
Maximum | At-the-Market Offering Agreement
Disclosure of objectives, policies and processes for managing capital [line items]
Purchase price		$ 25,000
Maximum | Prior Period At-the-Market Offering Agreement
Disclosure of objectives, policies and processes for managing capital [line items]
Gross proceeds from issue of shares	$ 23,000
Unsecured bank facilities
Disclosure of objectives, policies and processes for managing capital [line items]
Current portion of non-current borrowings				$ 22,900	$ 22,900
Weighted average fixed interest rate (as a percent)					5.35%